CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 941.5	$ 830.6
Short-term investments	6.0	6.1
Receivables and other current assets	120.7	72.2
Inventories	327.3	308.5
Assets classified as held for sale	0.0	45.6
Current assets	1,395.5	1,263.0
Non-current assets
Investment in associate	9.0	10.0
Property, plant and equipment	2,362.0	2,239.6
Exploration and evaluation assets	54.8	42.2
Restricted cash	38.6	28.1
Inventories	198.3	223.2
Other assets	96.1	56.0
Non-current assets	2,758.8	2,599.1
Assets	4,154.3	3,862.1
Current liabilities
Accounts payable and accrued liabilities	244.7	211.9
Income taxes payable	29.6	12.8
Current portion of provisions	6.7	4.8
Current portion of lease liabilities	18.0	13.4
Current portion of derivative liabilities	9.4	0.0
Current portion of long-term debt	7.9	4.6
Liabilities classified as held for sale	18.5	18.5
Current liabilities	334.8	266.0
Non-current liabilities
Deferred income tax liabilities	168.8	180.6
Provisions	388.0	374.6
Lease liabilities	48.8	45.4
Derivative liabilities	25.9	2.3
Long-term debt	458.7	403.9
Deferred revenue	179.8	170.5
Other liabilities	4.0	0.0
Non-current liabilities	1,274.0	1,177.3
Liabilities	1,608.8	1,443.3
Equity
Common shares	2,710.8	2,686.8
Contributed surplus	60.6	54.0
Accumulated deficit	(307.9)	(350.2)
Accumulated other comprehensive loss	(5.3)	(44.5)
Equity attributable to IAMGOLD Corporation shareholders	2,458.2	2,346.1
Non-controlling interests	87.3	72.7
Equity	2,545.5	2,418.8
Contingencies and commitments
Equity and liabilities	$ 4,154.3	$ 3,862.1